Fair value hierarchy (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of fair value measurement of assets [abstract]
Schedule for the fair value measurement of assets and liabilities
	Fair value measurements at reporting date using					Valuation techniques and key inputs
March 31, 2018	Total		Level 1		Level 2
Assets
Derivative assets
Forward contracts	$		$		$-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.
Available for sale financial assets
Mutual funds		259,352		259,352	-	Available for sale financial assets classified in Level 1 above are valued on the basis of quoted rates available from securities markets in India.
Listed securities		138,682		138,682	-	Available for sale financial assets classified in Level 1 above are valued on the basis of quoted rates available from securities market in India.

Liabilities
Derivative liabilities
Forward contracts		-		-	-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.

	Fair value measurements at reporting date using
March 31, 2017	Total	Level 1	Level 2
Assets
Derivative assets
Forward contracts	$-	$-	$-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.
Available for sale financial assets
Mutual funds	243,751	243,751	-	Available for sale financial assets classified in Level 1 are valued on the basis of quoted rates available from securities markets in India.
Listed securities	108,036	108,036	-	Available for sale financial assets classified in Level 1 are valued on the basis of quoted rates available from securities market in India.

Liabilities
Derivative liabilities
Forward contracts	-	-	-	Derivative instruments classified in Level 2, are valued based on inputs that are directly or indirectly observable in the market place.